Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License and milestone revenue				$ 7,523,437	$ 7,523,438	$ 826,563
Research Revenue				186,233	186,233	2,261,689
Total revenues				7,709,670	7,709,671	3,088,252
Operating expenses:
Research and development	1,568,969	547,821	2,657,936	1,696,428	2,281,196	3,112,531
General and administrative	1,181,894	467,180	2,601,557	1,256,691	1,551,199	2,307,513
Reverse merger costs	794,902		1,011,630
Operating income (loss)	(3,545,765)	(1,015,001)	(6,271,123)	4,756,551	3,877,276	(2,331,792)
Other income, net	15,084	2,295	16,295	8,436	10,313	97,974
Income (loss) before income tax expense	(3,530,681)	(1,012,706)	(6,254,828)	4,764,987	3,887,589	(2,233,818)
Income tax benefit (expense)	55,342	(171)	55,048	(1,581)	(684)	(18,370)
Net income (loss)	$ (3,475,339)	$ (1,012,877)	$ (6,199,780)	$ 4,763,406	$ 3,886,905	$ (2,252,188)
Basic earnings (loss) per share	$ (0.39)	$ (0.23)	$ (1.04)	$ 1.05	$ 0.85	$ (0.51)
Weighted average common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790	4,455,790	4,444,518
Diluted earnings (loss) per share	$ (0.39)	$ (0.23)	$ (1.04)	$ 1.05	$ 0.85	$ (0.51)
Weighted average common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790	4,455,790	4,444,518